Fair value measurements - Rollforward of Level 3 Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rollforward of Level 3, Derivative instruments assets & (liabilities)
Balance at beginning of the period	$ 0.8	$ (0.5)
Total realized and unrealized gains	(24.4)	(7.1)
Purchases	0.0	0.0
Sales/settlements	21.9	8.4
Balance at end of the period	(1.7)	0.8
Foreign currency losses
Rollforward of Level 3, Derivative instruments assets & (liabilities)
Foreign currency losses through Other Comprehensive Income	0.0	0.0
Contingent consideration (liabilities)
Rollforward of Level 3, (liabilities)
Balance at beginning of the period	(28.2)	(28.8)
Total realized and unrealized gains	(0.9)	(6.3)
Purchases	0.0	0.0
Sales/settlements	28.4	6.9
Balance at end of the period	(0.7)	(28.2)
Contingent consideration (liabilities) | Foreign currency losses
Rollforward of Level 3, (liabilities)
Foreign currency losses through Other Comprehensive Income	0.0	0.0
Fixed maturity investments
Rollforward of Level 3 Fair Value Measurements
Balance at beginning of the period	17.0	5.4
Total realized and unrealized gains	2.8	0.0
Purchases	0.0	17.0
Sales/settlements	(17.0)	(5.4)
Balance at end of the period	2.8	17.0
Fixed maturity investments | Foreign currency losses
Rollforward of Level 3 Fair Value Measurements
Foreign currency losses through Other Comprehensive Income	0.0	0.0
Other long-term investments
Rollforward of Level 3 Fair Value Measurements
Balance at beginning of the period	77.8	63.6
Total realized and unrealized gains	82.8	7.3
Purchases	9.0	15.7
Sales/settlements	(0.5)	(8.2)
Balance at end of the period	170.8	77.8
Other long-term investments | Foreign currency losses
Rollforward of Level 3 Fair Value Measurements
Foreign currency losses through Other Comprehensive Income	1.7	(0.6)
Loan participation
Rollforward of Level 3 Fair Value Measurements
Balance at beginning of the period	20.0	0.0
Total realized and unrealized gains	0.4	0.0
Purchases	13.4	20.0
Sales/settlements	(1.4)	0.0
Balance at end of the period	32.4	20.0
Loan participation | Foreign currency losses
Rollforward of Level 3 Fair Value Measurements
Foreign currency losses through Other Comprehensive Income	0.0	0.0
Hedge funds and private equity funds
Rollforward of Level 3, (liabilities)
Fair value of hedges	$ 275.6	$ 269.0